UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number          811-06312

The Lazard Funds, Inc.
(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza
New York, New York 10112
(Address of principal executive offices)     (Zip code)

Nathan A. Paul, Esq.
Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 632-6000

Date of fiscal year end:	12/31

Date of reporting period:	3/31/2010

FORM N-Q

Item 1.	Schedule of Investments.

The Lazard Funds, Inc. Portfolios of Investments March 31, 2010 (unaudited)

Description	Shares	Value

Lazard U.S. Equity Value Portfolio
Common Stocks | 99.9%
Aerospace & Defense | 3.2%
General Dynamics Corp.	2,000	$154,400
Raytheon Co.	2,970	169,646

		324,046

Agriculture | 0.5%
The Mosaic Co.	850	51,655

Alcohol & Tobacco | 2.8%
Altria Group, Inc.	5,640	115,733
Molson Coors Brewing Co., Class B	1,360	57,202
Reynolds American, Inc.	1,970	106,340

		279,275

Automotive | 0.5%
Ford Motor Co. (a)	4,200	52,794

Banking | 12.0%
Bank of America Corp.	20,800	371,280
Fifth Third Bancorp	4,450	60,475
JPMorgan Chase & Co.	8,396	375,721
KeyCorp.	9,200	71,300
Wells Fargo & Co.	10,700	332,984

		1,211,760

Cable Television | 1.7%
Comcast Corp., Class A	9,340	167,840

Chemicals | 1.4%
Air Products & Chemicals, Inc.	550	40,672
Dow Chemical Co.	3,400	100,538

		141,210

Commercial Services | 0.9%
Fidelity National Information Services, Inc.	3,750	87,900

Computer Software | 1.4%
Microsoft Corp.	2,650	77,566
Oracle Corp.	2,400	61,656

		139,222

Construction & Engineering | 1.0%
Foster Wheeler AG (a)	3,570	96,890

Description	Shares	Value

Consumer Products | 3.0%
Energizer Holdings, Inc. (a)	810	$50,836
Kimberly-Clark Corp.	689	43,324
Mattel, Inc.	2,300	52,302
Newell Rubbermaid, Inc.	5,200	79,040
The Procter & Gamble Co.	1,255	79,404

		304,906

Electric | 3.5%
American Electric Power Co., Inc.	2,830	96,730
DPL, Inc.	2,070	56,283
Entergy Corp.	1,220	99,247
PG&E Corp.	1,360	57,691
PPL Corp.	1,610	44,613

		354,564

Energy Exploration & Production | 5.8%
Anadarko Petroleum Corp.	660	48,068
Apache Corp.	1,150	116,725
Devon Energy Corp.	1,515	97,611
EOG Resources, Inc.	500	46,470
Noble Energy, Inc.	950	69,350
Occidental Petroleum Corp.	2,390	202,051

		580,275

Energy Integrated | 10.8%
Chevron Corp.	4,831	366,335
ConocoPhillips	4,130	211,332
Exxon Mobil Corp.	5,706	382,188
Hess Corp.	1,060	66,303
Marathon Oil Corp.	2,140	67,709

		1,093,867

Energy Services | 2.1%
Halliburton Co.	4,280	128,957
Transocean, Ltd. (a)	990	85,516

		214,473

Financial Services | 4.9%
Ameriprise Financial, Inc.	1,430	64,865
Bank of New York Mellon Corp.	4,914	151,744
MasterCard, Inc., Class A	210	53,340
The Goldman Sachs Group, Inc.	1,285	219,260

		489,209

Description	Shares	Value

Lazard U.S. Equity Value Portfolio (continued)
Food & Beverages | 0.8%
PepsiCo, Inc.	1,150	$76,084

Health Services | 1.3%
WellPoint, Inc. (a)	2,100	135,198

Insurance | 8.4%
ACE, Ltd.	2,050	107,215
Aon Corp.	1,460	62,356
Everest Re Group, Ltd.	975	78,907
Lincoln National Corp.	2,100	64,470
MetLife, Inc.	2,720	117,885
PartnerRe, Ltd.	750	59,790
Prudential Financial, Inc.	1,760	106,480
The Allstate Corp.	3,500	113,085
The Travelers Cos., Inc.	1,320	71,201
Willis Group Holdings PLC	2,220	69,464

		850,853

Leisure & Entertainment | 3.5%
Burger King Holdings, Inc.	2,580	54,851
Darden Restaurants, Inc.	1,250	55,675
McDonald’s Corp.	750	50,040
The Walt Disney Co.	1,810	63,187
Time Warner, Inc.	1,583	49,500
Viacom, Inc., Class B (a)	2,420	83,200

		356,453

Manufacturing | 4.6%
Flowserve Corp.	510	56,238
General Electric Co.	15,035	273,637
Honeywell International, Inc.	1,260	57,040
SPX Corp.	1,120	74,278

		461,193

Medical Products | 1.2%
Covidien PLC	1,220	61,342
Medtronic, Inc.	1,420	63,942

		125,284

Metal & Glass Containers | 3.3%
Ball Corp.	1,450	77,401
Owens-Illinois, Inc. (a)	4,370	155,310
Pactiv Corp. (a)	3,920	98,705

		331,416

Description	Shares	Value

Metals & Mining | 1.6%
Freeport-McMoRan Copper & Gold, Inc.	760	$63,490
Newmont Mining Corp.	860	43,800
Nucor Corp.	1,300	58,994

		166,284

Pharmaceutical & Biotechnology | 8.5%
Amgen, Inc. (a)	810	48,406
Gilead Sciences, Inc. (a)	1,450	65,946
Johnson & Johnson	1,423	92,780
Merck & Co., Inc.	4,590	171,436
Pfizer, Inc.	25,374	435,164
Talecris Biotherapeutics Holdings Corp.	2,150	42,828

		856,560

Retail | 2.0%
CVS Caremark Corp.	2,230	81,529
The TJX Cos., Inc.	1,100	46,772
Wal-Mart Stores, Inc.	1,250	69,500

		197,801

Semiconductors & Components | 1.6%
Intel Corp.	4,820	107,293
Texas Instruments, Inc.	2,300	56,281

		163,574

Technology Hardware | 3.2%
Dell, Inc. (a)	3,500	52,535
Hewlett-Packard Co.	3,130	166,359
International Business Machines Corp.	810	103,883

		322,777

Telecommunications | 4.4%
AT&T, Inc.	13,020	336,437
Verizon Communications, Inc.	3,429	106,367

		442,804

Total Common Stocks (Identified cost $9,292,789)		10,076,167

Description	Shares	Value

Lazard U.S. Equity Value Portfolio (concluded)
Short-Term Investment | 0.4%
State Street Institutional Treasury Money Market Fund (Identified cost $41,317)	41,317	$41,317

Total Investments | 100.3%
(Identified cost $9,334,106) (b)		$10,117,484
Liabilities in Excess of Cash and Other Assets | (0.3)%		(26,238)

Net Assets | 100.0%		$10,091,246

Description	Shares	Value

Lazard U.S. Strategic Equity Portfolio
Common Stocks | 99.8%
Aerospace & Defense | 2.9%
Raytheon Co.	39,500	$2,256,240

Agriculture | 1.5%
The Mosaic Co.	18,800	1,142,476

Alcohol & Tobacco | 1.5%
Molson Coors Brewing Co., Class B	27,500	1,156,650

Automotive | 0.5%
Ford Motor Co. (a)	32,500	408,525

Banking | 5.7%
Bank of America Corp.	37,200	664,020
JPMorgan Chase & Co.	46,091	2,062,572
Wells Fargo & Co.	53,700	1,671,144

		4,397,736

Cable Television | 4.4%
Comcast Corp., Class A	189,600	3,407,112

Coal | 0.5%
Massey Energy Co.	7,700	402,633

Commercial Services | 1.9%
Corrections Corp. of America (a)	36,100	716,946
Republic Services, Inc.	26,400	766,128

		1,483,074

Computer Software | 6.5%
Microsoft Corp.	66,535	1,947,480
Oracle Corp.	76,500	1,965,285
Symantec Corp. (a)	66,000	1,116,720

		5,029,485

Consumer Products | 2.9%
Mattel, Inc.	58,200	1,323,468
The Procter & Gamble Co.	14,200	898,434

		2,221,902

Electric | 0.7%
American Electric Power Co., Inc.	15,300	522,954

Description	Shares	Value

Energy Exploration & Production | 2.1%
Apache Corp.	5,200	$527,800
EOG Resources, Inc.	7,475	694,726
Occidental Petroleum Corp.	4,525	382,544

		1,605,070

Energy Integrated | 5.4%
Chevron Corp.	18,800	1,425,604
ConocoPhillips	53,200	2,722,244

		4,147,848

Energy Services | 1.5%
Halliburton Co.	16,300	491,119
Transocean, Ltd. (a)	7,400	639,212

		1,130,331

Financial Services | 5.3%
Ameriprise Financial, Inc.	29,600	1,342,656
NYSE Euronext	30,200	894,222
State Street Corp.	16,300	735,782
The Charles Schwab Corp.	31,300	584,997
The Goldman Sachs Group, Inc.	3,200	546,016

		4,103,673

Food & Beverages | 1.3%
PepsiCo, Inc.	9,500	628,520
The Coca-Cola Co.	6,900	379,500

		1,008,020

Insurance | 2.8%
PartnerRe, Ltd.	10,400	829,088
The Travelers Cos., Inc.	24,900	1,343,106

		2,172,194

Leisure & Entertainment | 1.5%
McDonald’s Corp.	17,300	1,154,256

Manufacturing | 5.7%
Caterpillar, Inc.	10,600	666,210
Dover Corp.	23,700	1,107,975
Emerson Electric Co.	15,800	795,372
Honeywell International, Inc.	23,693	1,072,582
Parker Hannifin Corp.	11,700	757,458

		4,399,597

Medical Products | 2.0%
Baxter International, Inc.	6,400	372,480

Description	Shares	Value

Lazard U.S. Strategic Equity Portfolio (concluded)
Medtronic, Inc.	25,600	$1,152,768

		1,525,248

Metal & Glass Containers | 2.6%
Ball Corp.	38,015	2,029,241

Metals & Mining | 1.6%
Newmont Mining Corp.	13,000	662,090
Nucor Corp.	12,200	553,636

		1,215,726

Pharmaceutical & Biotechnology | 11.9%
Amgen, Inc. (a)	13,600	812,736
Gilead Sciences, Inc. (a)	15,500	704,940
Johnson & Johnson	44,960	2,931,392
Merck & Co., Inc.	19,100	713,385
Pfizer, Inc.	201,100	3,448,865
Talecris Biotherapeutics Holdings Corp.	29,000	577,680

		9,188,998

Refining | 1.1%
Valero Energy Corp.	42,000	827,400

Retail | 11.6%
AutoZone, Inc. (a)	9,000	1,557,810
Family Dollar Stores, Inc.	29,700	1,087,317
J.C. Penney Co., Inc.	25,525	821,139
Wal-Mart Stores, Inc.	43,100	2,396,360
Walgreen Co.	83,500	3,097,015

		8,959,641

Semiconductors & Components | 1.8%
Intel Corp.	61,400	1,366,764

Technology | 3.2%
AOL, Inc. (a)	15,300	386,784
eBay, Inc. (a)	49,300	1,328,635
Google, Inc., Class A (a)	1,400	793,814

		2,509,233

Technology Hardware | 8.2%
Cisco Systems, Inc. (a)	60,255	1,568,438
EMC Corp. (a)	30,300	546,612
Hewlett-Packard Co.	36,900	1,961,235

Description	Shares	Value

International Business Machines Corp.	17,490	$2,243,092

		6,319,377

Transportation | 1.2%
Norfolk Southern Corp.	16,900	944,541

Total Common Stocks
(Identified cost $65,819,944)		77,035,945

Short-Term Investment | 0.2%
State Street Institutional Treasury Money Market Fund (Identified cost $152,026)	152,026	152,026

Total Investments | 100.0% (Identified cost $65,971,970) (b)		$77,187,971
Cash and Other Assets in Excess of Liabilities | 0.0%		33,699

Net Assets | 100.0%		$77,221,670

Description	Shares	Value

Lazard U.S. Mid Cap Equity Portfolio
Common Stocks | 113.9%
Alcohol & Tobacco | 1.9%
Molson Coors Brewing Co., Class B	89,500	$3,764,370

Banking | 6.8%
City National Corp.	92,000	4,965,240
Fifth Third Bancorp	226,500	3,078,135
KeyCorp.	209,500	1,623,625
Northern Trust Corp.	62,900	3,475,854

		13,142,854

Cable Television | 0.8%
Cablevision Systems Corp.	67,500	1,629,450

Chemicals | 0.9%
Air Products & Chemicals, Inc.	24,900	1,841,355

Coal | 2.0%
Arch Coal, Inc.	55,200	1,261,320
Massey Energy Co.	48,900	2,556,981

		3,818,301

Commercial Services | 7.4%
Corrections Corp. of America (a)	160,900	3,195,474
Fidelity National Information Services, Inc.	136,700	3,204,248
Genuine Parts Co.	102,800	4,342,272
Republic Services, Inc.	122,200	3,546,244
The Interpublic Group of Cos., Inc. (a)	480	3,994

		14,292,232

Computer Software | 5.5%
BMC Software, Inc. (a)	75,300	2,861,400
Intuit, Inc. (a)	104,900	3,602,266
Symantec Corp. (a)	247,200	4,182,624

		10,646,290

Construction & Engineering | 0.9%
Foster Wheeler AG (a)	64,600	1,753,244

Consumer Products | 6.9%
Avon Products, Inc.	64,500	2,184,615
Mattel, Inc.	254,100	5,778,234
Newell Rubbermaid, Inc.	111,400	1,693,280

Description	Shares	Value

Stanley Black & Decker, Inc.	66,200	$3,800,542

		13,456,671

Electric | 3.6%
Allegheny Energy, Inc.	88,900	2,044,700
American Electric Power Co., Inc.	142,700	4,877,486

		6,922,186

Energy Exploration & Production l 1.8%
Energen Corp.	73,500	3,419,955

Energy Services | 3.8%
The Williams Cos., Inc.	173,000	3,996,300
Tidewater, Inc.	69,200	3,271,084

		7,267,384

Financial Services | 4.8%
Ameriprise Financial, Inc.	141,600	6,422,976
NYSE Euronext	56,500	1,672,965
TD Ameritrade Holding Corp. (a)	63,100	1,202,686

		9,298,627

Food & Beverages | 5.3%
Campbell Soup Co.	54,600	1,930,110
McCormick & Co., Inc.	109,900	4,215,764
Ralcorp Holdings, Inc. (a)	60,700	4,114,246

		10,260,120

Forest & Paper Products | 1.1%
Packaging Corp. of America	84,600	2,082,006

Health Services | 1.0%
Omnicare, Inc.	67,200	1,901,088

Insurance | 3.0%
PartnerRe, Ltd.	28,900	2,303,908
RenaissanceRe Holdings, Ltd.	61,000	3,462,360

		5,766,268

Internet Security | 0.9%
VeriSign, Inc. (a)	66,800	1,737,468

Leisure & Entertainment | 5.3%
Apollo Group, Inc., Class A (a)	18,800	1,152,252
Burger King Holdings, Inc.	236,100	5,019,486
Viacom, Inc., Class B (a)	116,300	3,998,394

		10,170,132

Description	Shares	Value

Lazard U.S. Mid Cap Equity Portfolio (concluded)
Manufacturing | 6.3%
Dover Corp.	132,200	$6,180,350
Parker Hannifin Corp.	67,200	4,350,528
Rockwell Collins, Inc.	26,200	1,639,858

		12,170,736

Medical Products | 7.8%
CareFusion Corp. (a)	129,950	3,434,578
Hospira, Inc. (a)	56,700	3,212,055
Life Technologies Corp. (a)	43,781	2,288,433
Teleflex, Inc.	63,700	4,081,259
Zimmer Holdings, Inc. (a)	35,200	2,083,840

		15,100,165

Metal & Glass Containers | 4.1%
Ball Corp.	147,500	7,873,550

Metals & Mining | 4.1%
Cliffs Natural Resources, Inc.	19,700	1,397,715
Compass Minerals International, Inc.	47,800	3,834,994
Nucor Corp.	60,200	2,731,876

		7,964,585

Pharmaceutical & Biotechnology l 3.6%
Talecris Biotherapeutics Holdings Corp.	198,400	3,952,128
Warner Chilcott PLC, Class A (a)	118,900	3,037,895

		6,990,023

Real Estate | 5.3%
Public Storage REIT	32,300	2,971,277
Tanger Factory Outlet Centers, Inc. REIT	33,700	1,454,492
The St. Joe Co. (a)	97,600	3,157,360
UDR, Inc. REIT	156,700	2,764,188

		10,347,317

Refining | 2.8%
Holly Corp.	141,500	3,949,265
Valero Energy Corp.	75,900	1,495,230

		5,444,495

Retail | 7.9%
American Eagle Outfitters, Inc.	129,800	2,403,896

Description	Shares	Value

AutoZone, Inc. (a)	16,800	$2,907,912
Family Dollar Stores, Inc.	169,400	6,201,734
J.C. Penney Co., Inc.	116,700	3,754,239

		15,267,781

Semiconductors & Components l 2.2%
Analog Devices, Inc.	148,700	4,285,534

Technology Hardware | 4.9%
Ingram Micro, Inc., Class A (a)	273,200	4,794,660
Lexmark International, Inc., Class A (a)	85,500	3,084,840
NetApp, Inc. (a)	52,300	1,702,888

		9,582,388

Telecommunications | 1.2%
NeuStar, Inc., Class A (a)	93,600	2,358,720

Total Common Stocks
(Identified cost $182,676,037)		220,555,295

Short-Term Investment | 3.9%
State Street Institutional Treasury Money Market Fund (Identified cost $7,658,839)	7,658,839	7,658,839

Total Investments | 117.8%
(Identified cost $190,334,876) (b)
		$228,214,134

Liabilities in Excess of Cash and Other Assets | (17.8)%
		(34,548,028)

Net Assets | 100.0%		$193,666,106

Description	Shares	Value

Lazard U.S. Small-Mid Cap Equity Portfolio
Common Stocks | 96.1%
Automotive | 1.6%
Modine Manufacturing Co. (a)	49,900	$560,876
Tenneco, Inc. (a)	32,700	773,355

		1,334,231

Banking | 8.0%
City National Corp.	18,200	982,254
Home Bancshares, Inc.	46,800	1,237,392
KeyCorp.	141,200	1,094,300
Northwest Bancshares, Inc.	83,500	980,290
PacWest Bancorp	54,801	1,250,559
Wintrust Financial Corp.	26,000	967,460

		6,512,255

Chemicals | 2.6%
GrafTech International, Ltd. (a)	42,100	575,507
Innospec, Inc. (a)	69,984	795,018
Rockwood Holdings, Inc. (a)	27,500	732,050

		2,102,575

Commercial Services | 2.7%
Administaff, Inc.	26,600	567,644
Navigant Consulting, Inc. (a)	66,400	805,432
Team, Inc. (a)	51,000	846,090

		2,219,166

Computer Software | 5.6%
BMC Software, Inc. (a)	25,400	965,200
Intuit, Inc. (a)	22,850	784,669
Nuance Communications, Inc. (a)	44,100	733,824
Quest Software, Inc. (a)	54,200	964,218
Red Hat, Inc. (a)	40,150	1,175,190

		4,623,101

Construction & Engineering | 2.1%
Great Lakes Dredge & Dock Co.	128,100	672,525
Hill International, Inc. (a)	112,500	655,875
MasTec, Inc. (a)	33,150	418,022

		1,746,422

Consumer Products | 7.2%
Central Garden & Pet Co., Class A (a)	144,200	1,320,872
Mattel, Inc.	51,900	1,180,206
Matthews International Corp., Class A	27,350	970,925

Description	Shares	Value

Newell Rubbermaid, Inc.	44,600	$677,920
Tempur-Pedic International, Inc. (a)	21,400	645,424
The Middleby Corp. (a)	18,750	1,079,812

		5,875,159

Electric | 1.0%
Northeast Utilities	30,050	830,582

Energy Exploration & Production l 0.7%
Cabot Oil & Gas Corp.	15,950	586,960

Energy Integrated | 2.9%
Cimarex Energy Co.	23,500	1,395,430
James River Coal Co. (a)	61,150	972,285

		2,367,715

Energy Services | 1.8%
Helmerich & Payne, Inc.	20,100	765,408
Kinder Morgan Management LLC (c)	107,325	0
Oceaneering International, Inc. (a)	11,400	723,786

		1,489,194

Financial Services | 3.7%
FTI Consulting, Inc. (a)	20,600	809,992
TD Ameritrade Holding Corp. (a)	69,500	1,324,670
Waddell & Reed Financial, Inc., Class A	25,850	931,634

		3,066,296

Food & Beverages | 2.4%
American Italian Pasta Co., Class A (a)	18,800	730,756
Lance, Inc.	53,000	1,225,890

		1,956,646

Forest & Paper Products | 1.9%
Rock-Tenn Co., Class A	15,100	688,107
Schweitzer-Mauduit International, Inc.	18,000	856,080

		1,544,187

Gas Utilities | 1.0%
AGL Resources, Inc.	21,650	836,773

Health Services | 1.5%
Tenet Healthcare Corp. (a)	209,000	1,195,480

Description	Shares	Value

Lazard U.S. Small-Mid Cap Equity Portfolio (continued)
Housing | 0.7%
Trex Co., Inc. (a)	26,100	$555,669

Leisure & Entertainment | 3.1%
Darden Restaurants, Inc.	15,300	681,462
Expedia, Inc.	43,000	1,073,280
Texas Roadhouse, Inc. (a)	57,100	793,119

		2,547,861

Manufacturing | 7.2%
A123 Systems, Inc.	34,500	474,030
Altra Holdings, Inc. (a)	51,700	709,841
Dover Corp.	17,650	825,138
DXP Enterprises, Inc. (a)	73,900	943,703
FLIR Systems, Inc. (a)	24,800	699,360
Generac Holdings, Inc.	54,307	760,841
Gibraltar Industries, Inc. (a)	66,050	832,890
Regal-Beloit Corp.	10,550	626,776

		5,872,579

Medical Products | 7.0%
CareFusion Corp. (a)	43,800	1,157,634
Haemonetics Corp. (a)	21,500	1,228,725
Hospira, Inc. (a)	20,900	1,183,985
Life Technologies Corp. (a)	21,010	1,098,193
Teleflex, Inc.	15,900	1,018,713

		5,687,250

Metal & Glass Containers | 2.2%
Ball Corp.	16,400	875,432
Owens-Illinois, Inc. (a)	26,700	948,918

		1,824,350

Metals & Mining | 1.3%
Schnitzer Steel Industries, Inc., Class A	19,500	1,024,335

Pharmaceutical & Biotechnology l 2.7%
Talecris Biotherapeutics Holdings Corp.	52,700	1,049,784
Warner Chilcott PLC, Class A (a)	43,800	1,119,090

		2,168,874

Real Estate | 7.0%
Digital Realty Trust, Inc. REIT	17,500	948,500

Description	Shares	Value

Kilroy Realty Corp. REIT	38,950	$1,201,218
Pebblebrook Hotel Trust	26,600	559,398
Tanger Factory Outlet Centers, Inc. REIT	19,300	832,988
The Macerich Co. REIT	25,327	970,277
UDR, Inc. REIT	70,300	1,240,092

		5,752,473

Retail | 7.4%
American Eagle Outfitters, Inc.	55,850	1,034,342
Family Dollar Stores, Inc.	26,700	977,487
Iconix Brand Group, Inc. (a)	66,600	1,022,976
Kirkland’s, Inc. (a)	54,950	1,153,950
Liz Claiborne, Inc. (a)	97,300	722,939
The Gymboree Corp. (a)	22,450	1,159,093

		6,070,787

Semiconductors & Components | 3.2%
CPI International, Inc. (a)	61,086	810,000
ON Semiconductor Corp. (a)	142,900	1,143,200
Supertex, Inc. (a)	27,200	696,048

		2,649,248

Technology | 3.3%
AOL, Inc. (a)	35,400	894,912
Citrix Systems, Inc. (a)	12,300	583,881
Solera Holdings, Inc.	17,400	672,510
SS&C Technologies Holdings, Inc.	35,100	537,126

		2,688,429

Technology Hardware | 2.1%
Polycom, Inc. (a)	18,650	570,317
Synaptics, Inc. (a)	40,450	1,116,825

		1,687,142

Transportation | 2.2%
Echo Global Logistics, Inc.	75,750	977,932
UTI Worldwide, Inc.	54,250	831,110

		1,809,042

Total Common Stocks (Identified cost $64,758,695)		78,624,781

Lazard U.S. Small-Mid Cap Equity Portfolio (concluded)
Description	Principal Amount (000)	Value

Repurchase Agreement | 4.1%
State Street Bank and Trust Co., 0.00%, 04/01/10 (Dated 03/31/2010, collateralized by $3,450,000 United States Treasury Bill, 0.00%, 09/16/10, with a value of $3,446,550) Proceeds of $3,375,000 (Identified cost $3,375,000)	$3,375	$3,375,000

Total Investments | 100.2% (Identified cost $68,133,695) (b)		$81,999,781
Liabilities in Excess of Cash and Other Assets | (0.2)%		(148,005)

Net Assets | 100.0%		$81,851,776

Description	Shares	Value

Lazard International Equity Portfolio

Common Stocks | 95.6%

Australia | 0.9%
QBE Insurance Group, Ltd.	74,400	$1,422,130

Belgium | 2.0%
Anheuser-Busch InBev NV	59,400	2,992,127

Brazil | 2.8%
Banco do Brasil SA	117,400	1,970,585
Cielo SA	240,000	2,260,522

Total Brazil		4,231,107

Canada | 3.3%
Potash Corp. of Saskatchewan,
Inc.	15,200	1,815,051
Rogers Communications, Inc.	44,300	1,513,087
Telus Corp.	42,700	1,589,189

Total Canada		4,917,327

China | 1.0%
Industrial and Commercial Bank of China, Ltd., Class H	2,044,600	1,561,577

Denmark | 1.6%
DSV A/S	38,000	679,088
Novo Nordisk A/S, Class B	22,575	1,751,756

Total Denmark		2,430,844

France | 8.0%
BNP Paribas SA	39,838	3,059,478
Cap Gemini SA	21,600	1,063,978
Sanofi-Aventis	59,347	4,423,868
Total SA	43,196	2,507,569
Valeo SA (a)	28,000	999,346

Total France		12,054,239

Germany | 4.3%
Bayerische Motoren Werke AG	32,500	1,500,370
SAP AG	30,100	1,457,873
Siemens AG	34,888	3,494,059

Total Germany		6,452,302

Hong Kong | 3.2%
Esprit Holdings, Ltd.	405,397	3,200,674
Kerry Properties, Ltd.	295,500	1,585,160

Total Hong Kong		4,785,834

Description	Shares	Value

India | 0.7%
Idea Cellular, Ltd. (a)	758,100	$1,108,570

Ireland | 1.3%
CRH PLC	75,869	1,894,717

Italy | 1.5%
Atlantia SpA	55,850	1,303,497
Prysmian SpA	45,365	891,511

Total Italy		2,195,008

Japan | 19.8%
Benesse Holdings, Inc.	25,000	1,083,004
Canon, Inc.	66,600	3,084,587
Daito Trust Construction Co., Ltd.	47,900	2,310,718
Honda Motor Co., Ltd.	61,000	2,153,171
Hoya Corp.	88,200	2,423,637
Inpex Corp.	157	1,152,016
KDDI Corp.	432	2,236,474
Keyence Corp.	6,800	1,624,901
Kubota Corp.	155,000	1,412,557
Mitsubishi Corp.	91,300	2,392,609
Mitsubishi Estate Co., Ltd.	109,000	1,783,827
Nomura Holdings, Inc.	221,700	1,633,878
Secom Co., Ltd.	15,200	664,970
Sumitomo Mitsui Financial Group, Inc.	66,800	2,207,851
Yahoo! Japan Corp.	4,660	1,697,219
Yamada Denki Co., Ltd.	25,750	1,900,471

Total Japan		29,761,890

Mexico | 1.0%
Grupo Televisa SA Sponsored ADR	69,600	1,462,992

Netherlands | 1.8%
Heineken NV	27,000	1,387,591
TNT NV	47,265	1,355,291

Total Netherlands		2,742,882

Norway | 1.2%
Aker Solutions ASA	119,400	1,868,387

Russia | 0.9%
OAO LUKOIL Sponsored ADR	24,350	1,380,645

Singapore | 0.9%
Singapore Telecommunications, Ltd.	611,600	1,385,877

Description	Shares	Value

Lazard International Equity Portfolio (concluded)

Spain | 1.3%
Banco Santander SA	151,252	$2,010,200

Switzerland | 8.8%
Credit Suisse Group AG	41,600	2,144,310
Julius Baer Group Ltd.	25,400	921,425
Nestle SA	45,660	2,338,429
Novartis AG	66,830	3,609,606
Roche Holding AG	11,700	1,897,477
Zurich Financial Services AG	8,870	2,273,863

Total Switzerland		13,185,110

Turkey | 1.4%
Turkcell Iletisim Hizmetleri AS ADR	56,900	856,914
Turkiye Garanti Bankasi AS ADR	266,000	1,223,600

Total Turkey		2,080,514

United Kingdom | 27.9%
BAE Systems PLC	382,500	2,155,186
Barclays PLC	416,100	2,275,047
BG Group PLC	146,700	2,538,948
BHP Billiton PLC	62,700	2,150,327
BP PLC	343,498	3,249,522
British Airways PLC (a)	226,500	835,224
British American Tobacco PLC	71,760	2,473,567
GlaxoSmithKline PLC	136,600	2,623,260
HSBC Holdings PLC	176,750	1,791,696
Informa PLC	330,920	1,944,907
International Power PLC	285,900	1,383,557
Lloyds Banking Group PLC (a)	2,206,406	2,101,677
Prudential PLC	218,900	1,818,688
Standard Chartered PLC	88,000	2,400,380
Tesco PLC	298,400	1,971,812
Unilever PLC	102,400	3,006,833
Vodafone Group PLC	1,078,083	2,486,705
WPP PLC	169,000	1,751,604
Xstrata PLC	157,000	2,974,518

Total United Kingdom		41,933,458

Total Common Stocks (Identified cost $130,902,996)		143,857,737

Description	Principal Amount (000)	Value

Repurchase Agreement | 3.8%
State Street Bank and Trust Co., 0.00%, 04/01/10 (Dated 03/31/10, collateralized by $5,875,000 United States Treasury Bill, 0.00%, 09/16/10, with a value of $5,869,125) Proceeds of $5,752,000 (Identified cost $5,752,000)	$5,752	$5,752,000

Total Investments | 99.4% (Identified cost $136,654,996) (b)		$149,609,737
Cash and Other Assets in Excess of Liabilities | 0.6%		847,651

Net Assets | 100.0%		$150,457,388

Description	Shares	Value

Lazard International Equity Select Portfolio

Common Stocks | 99.4%

Australia | 1.8%
BHP Billiton, Ltd.	3,767	$150,681

Belgium | 2.4%
Anheuser-Busch InBev NV	4,004	201,692

Brazil | 4.8%
Cielo SA	12,770	120,279
Redecard SA	10,515	194,530
Vale SA Sponsored ADR	2,800	90,132

Total Brazil		404,941

Canada | 2.0%
Barrick Gold Corp.	1,965	75,396
Rogers Communications, Inc.	2,675	91,366

Total Canada		166,762

China | 0.5%
NetEase.com, Inc. Sponsored
ADR (a)	1,040	36,889

Denmark | 1.5%
Novo Nordisk A/S, Class B	1,640	127,259

Finland | 2.0%
Nokia Corp. Sponsored ADR	5,395	83,838
Sampo Oyj, A Shares	3,235	85,814

Total Finland		169,652

France | 9.5%
BNP Paribas SA	2,123	163,042
LVMH Moet Hennessy Louis
Vuitton SA	1,281	149,730
Sanofi-Aventis	3,735	278,416
Total SA Sponsored ADR	3,570	207,131

Total France		798,319

Germany | 2.1%
SAP AG	3,615	175,090

Hong Kong | 3.4%
Esprit Holdings, Ltd.	24,703	195,034
Sun Hung Kai Properties, Ltd.	5,890	88,529

Total Hong Kong		283,563

Description	Shares	Value

Indonesia | 1.6%
PT Telekomunikasi Indonesia Tbk
Sponsored ADR	3,820	$136,603

Ireland | 1.5%
CRH PLC	4,885	121,930

Israel | 1.0%
Israel Chemicals, Ltd.	6,059	81,973

Italy | 1.2%
Eni SpA Sponsored ADR	2,130	99,961

Japan | 13.6%
Canon, Inc. Sponsored ADR	4,550	210,255
Fanuc, Ltd.	950	100,802
Hoya Corp. Sponsored ADR	6,295	172,987
Keyence Corp.	360	86,024
Mitsubishi Estate Co., Ltd.	6,840	111,939
Nomura Holdings, Inc.	20,990	154,692
Sumitomo Mitsui Financial Group,
Inc. ADR	54,710	177,808
Yahoo! Japan Corp.	330	120,189

Total Japan		1,134,696

Mexico | 1.0%
Grupo Televisa SA Sponsored
ADR	4,060	85,341

Netherlands | 1.1%
Heineken NV ADR	3,600	92,160

Russia | 1.6%
Mobile TeleSystems Sponsored
ADR	940	52,170
OAO LUKOIL Sponsored ADR	1,500	85,050

Total Russia		137,220

Singapore | 1.6%
Singapore Telecommunications,
Ltd. ADR	5,780	130,339

Sweden | 1.0%
Assa Abloy AB, Class B	4,400	86,104

Switzerland | 12.3%
Credit Suisse Group AG	4,175	215,204
Nestle SA Sponsored ADR	2,815	144,128
Novartis AG ADR	4,465	241,556
Roche Holding AG	1,018	165,097

Description	Shares	Value

Lazard International Equity Select Portfolio (concluded)
UBS AG (a)	7,355	$119,561
Zurich Financial Services AG ADR	5,805	148,028

Total Switzerland		1,033,574

Taiwan | 2.0%
Taiwan Semiconductor
Manufacturing Co., Ltd.
Sponsored ADR	16,212	170,064

Turkey | 0.8%
Turkcell Iletisim Hizmetleri AS
ADR	4,615	69,502

United Kingdom | 29.1%
BAE Systems PLC	14,609	82,314
Barclays PLC	52,114	284,936
BG Group PLC	6,035	104,448
BP PLC Sponsored ADR	3,620	206,593
British American Tobacco PLC
Sponsored ADR	2,665	183,619
GlaxoSmithKline PLC Sponsored
ADR	6,080	234,202
Imperial Tobacco Group PLC ADR	2,005	122,325
Lloyds Banking Group PLC (a)	197,640	188,259
Prudential PLC	14,686	122,016
Standard Chartered PLC	5,473	149,287
Tesco PLC Sponsored ADR	5,360	106,396
Tullow Oil PLC	4,405	83,557
Unilever PLC Sponsored ADR	4,945	144,790
Vodafone Group PLC Sponsored
ADR	10,955	255,142
William Morrison Supermarkets
PLC	18,460	82,218
Xstrata PLC	4,600	87,151

Total United Kingdom		2,437,253

Total Common Stocks
(Identified cost $7,409,766)		8,331,568

Short-Term Investment | 0.4%
State Street Institutional Treasury
Money Market Fund
(Identified cost $33,408)	33,408	33,408

Total Investments | 99.8%
(Identified cost $7,443,174) (b)	$8,364,976
Cash and Other Assets in Excess
of Liabilities | 0.2%	15,429

Net Assets | 100.0%	$8,380,405

Description	Shares	Value

Lazard International Strategic Equity Portfolio

Common Stocks | 95.9%

Australia | 1.4%
QBE Insurance Group, Ltd.	279,800	$5,348,279

Belgium | 4.8%
Anheuser-Busch InBev NV	199,530	10,050,827
Umicore NV	219,430	7,662,730

Total Belgium		17,713,557

China | 4.1%
China Overseas Land &
Investment, Ltd.	1,432,000	3,231,302
Industrial and Commercial Bank of
China, Ltd., Class H	7,977,800	6,093,100
Yingde Gases Group Co.	5,110,000	5,646,882

Total China		14,971,284

Czech Republic | 1.2%
CEZ AS	93,200	4,402,588

Denmark | 1.7%
Novo Nordisk A/S, Class B	80,800	6,269,850

Egypt | 2.3%
Commercial International Bank	330,600	3,902,833
Eastern Tobacco	209,220	4,749,819

Total Egypt		8,652,652

Finland | 2.5%
Sampo Oyj, A Shares	347,510	9,218,320

France | 9.6%
BNP Paribas SA	59,183	4,545,135
Cap Gemini SA	94,340	4,647,021
Sanofi-Aventis	180,900	13,484,720
Societe Generale	106,770	6,715,090
Valeo SA (a)	167,660	5,983,943

Total France		35,375,909

Germany | 1.7%
Bayerische Motoren Werke AG	135,380	6,249,849

Hong Kong | 3.6%
Esprit Holdings, Ltd.	1,007,903	7,957,556
Kerry Properties, Ltd.	998,000	5,353,601

Total Hong Kong		13,311,157

Description	Shares	Value

India | 1.6%
Idea Cellular, Ltd. (a)	3,925,370	$5,740,072

Ireland | 2.2%
C&C Group PLC	773,000	3,502,797
CRH PLC	180,200	4,497,796

Total Ireland		8,000,593

Italy | 2.1%
Prysmian SpA	387,991	7,624,785

Japan | 11.5%
Benesse Holdings, Inc.	85,400	3,699,540
Canon, Inc.	242,500	11,231,415
Don Quijote Co., Ltd.	283,600	7,080,141
eAccess, Ltd.	3,926	2,863,977
Kubota Corp.	387,000	3,526,837
Secom Co., Ltd.	67,100	2,935,491
Sumitomo Mitsui Financial Group, Inc.	137,400	4,541,299
Yahoo! Japan Corp.	18,400	6,701,465

Total Japan		42,580,165

Netherlands | 1.5%
ASM International NV (a)	206,183	5,513,927

Norway | 3.3%
Aker Solutions ASA	779,900	12,203,981

Russia | 3.2%
Gazprom OAO Sponsored ADR	202,413	4,722,295
Sberbank	2,373,470	6,954,267

Total Russia		11,676,562

South Africa | 3.8%
MTN Group, Ltd.	351,640	5,407,061
Naspers, Ltd., N Shares	198,980	8,646,256

Total South Africa		14,053,317

Switzerland | 5.9%
Credit Suisse Group AG	72,550	3,739,655
Julius Baer Group Ltd.	155,102	5,626,566
Novartis AG	120,800	6,524,621
UBS AG (a)	352,220	5,725,580

Total Switzerland		21,616,422

Turkey | 1.7%
Turkiye Garanti Bankasi AS	1,359,500	6,359,710

Description	Shares	Value

Lazard International Strategic Equity Portfolio (concluded)

United Kingdom | 26.2%
Barclays PLC	1,142,450	$6,246,402
BBA Aviation PLC	1,272,064	3,758,403
BG Group PLC	326,140	5,644,530
British Airways PLC (a)	1,926,920	7,105,561
British American Tobacco PLC	360,028	12,410,162
Cairn Energy PLC (a)	635,750	4,023,008
GlaxoSmithKline PLC	346,300	6,650,328
IG Group Holdings PLC	945,350	5,769,831
Informa PLC	1,427,747	8,391,260
Lloyds Banking Group PLC (a)	11,304,582	10,768,000
Man Group PLC	839,380	3,076,127
Michael Page International PLC	813,350	4,937,031
Prudential PLC	565,200	4,695,855
Unilever PLC	335,264	9,844,560
Xstrata PLC	167,900	3,181,029

Total United Kingdom		96,502,087

Total Common Stocks
(Identified cost $315,337,593)		353,385,066

Preferred Stock | 1.3%

Brazil | 1.3%
Banco Bradesco SA
(Identified cost $3,612,243)	254,650	4,696,781

Short-Term Investment | 2.6%
State Street Institutional Treasury
Money Market Fund
(Identified cost $9,669,395)	9,669,395	9,669,395

Total Investments | 99.8%
(Identified cost $328,619,231) (b)		$367,751,242

Cash and Other Assets in Excess
of Liabilities | 0.2%		856,925

Net Assets | 100.0%		$368,608,167

Description	Shares	Value

Lazard International Small Cap Equity Portfolio
Common Stocks | 96.1%
Australia | 4.7%
ABC Learning Centres, Ltd. (a), (d)	766,737	$0
Cabcharge Australia, Ltd.	156,267	823,107
Fairfax Media, Ltd.	421,959	696,979
Intoll Group	524,489	539,053
James Hardie Industries SE (a)	165,207	1,100,632
Macquarie Atlas Roads Group (a)	104,898	90,484

Total Australia		3,250,255

Austria | 1.1%
Andritz AG	12,911	764,667

Belgium | 3.7%
Arseus NV	74,730	913,454
EVS Broadcast Equipment SA	13,328	756,782
Telenet Group Holding NV	29,167	881,450

Total Belgium		2,551,686

Finland | 3.4%
KCI Konecranes Oyj	22,390	661,372
Sampo Oyj, A Shares	38,046	1,009,238
Vacon Oyj	16,574	673,809

Total Finland		2,344,419

France | 3.3%
Neopost SA	8,414	672,430
Valeo SA (a)	21,767	776,885
Virbac SA	7,959	842,786

Total France		2,292,101

Germany | 8.0%
Brenntag AG (a)	5,700	423,429
Compugroup Holding AG	115,391	1,350,154
CTS Eventim AG	26,902	1,366,203
Fielmann AG	11,183	900,369
Pfeiffer Vacuum Technology AG	8,837	674,367
Wincor Nixdorf AG	11,972	810,925

Total Germany		5,525,447

Hong Kong | 2.0%
AAC Acoustic Technologies Holdings, Inc.	412,000	688,767
Esprit Holdings, Ltd.	86,150	680,168

Total Hong Kong		1,368,935

Description	Shares	Value

Ireland | 4.1%
C&C Group PLC	156,094	$707,330
DCC PLC	30,399	788,322
FBD Holdings PLC	69,376	685,810
Irish Life & Permanent PLC (a)	157,995	629,518

Total Ireland		2,810,980

Italy | 2.0%
Ansaldo STS SpA	33,068	676,649
MARR SpA	75,617	698,073

Total Italy		1,374,722

Japan | 26.2%
Ain Pharmaciez, Inc.	27,500	803,321
Asahi Holdings, Inc.	54,200	935,122
Daiseki Co., Ltd.	41,800	870,517
Daito Trust Construction Co., Ltd.	22,700	1,095,058
Don Quijote Co., Ltd.	42,000	1,048,540
eAccess, Ltd.	884	644,869
JAFCO Co., Ltd.	25,200	661,739
JSR Corp.	43,000	898,267
Konami Corp.	45,200	871,704
Kurita Water Industries, Ltd.	14,000	396,085
Misumi Group, Inc.	42,900	880,118
Nomura Research Institute, Ltd.	27,700	631,094
Ohara, Inc.	49,200	905,166
Roland DG Corp.	57,300	1,018,027
Sankyo Co., Ltd.	10,300	509,546
Santen Pharmaceutical Co., Ltd.	22,290	669,010
Shinko Plantech Co., Ltd.	82,600	731,552
Suruga Bank, Ltd.	114,300	1,022,086
Sysmex Corp.	21,200	1,242,657
Unicharm Petcare Corp.	23,200	736,276
Union Tool Co.	22,300	623,751
USS Co., Ltd.	12,750	866,002

Total Japan		18,060,507

Netherlands | 5.8%
ASM International NV (a)	39,092	1,045,433
Fugro NV	19,998	1,307,029
Koninklijke Vopak NV	8,829	695,340
Unit 4 Agresso NV (a)	37,899	968,994

Total Netherlands		4,016,796

Norway | 5.1%
Kongsberg Gruppen ASA	75,220	1,379,556
Prosafe Production Public, Ltd. (a)	310,683	771,062

Description	Shares	Value

Lazard International Small Cap Equity Portfolio (concluded)
TGS Nopec Geophysical Co. ASA	63,840	$1,354,527

Total Norway		3,505,145

Singapore | 1.5%
Ezra Holdings, Ltd.	615,500	1,038,336

Spain | 2.1%
Indra Sistemas SA	33,716	691,275
Tecnicas Reunidas SA	11,901	748,249

Total Spain		1,439,524

Sweden | 7.9%
Duni AB	82,840	745,728
Elekta AB, B Shares	48,300	1,351,217
Getinge AB, B Shares	44,310	1,062,247
Indutrade AB	32,920	752,264
Loomis AB, B Shares	67,324	867,121
ORC Software AB	29,282	683,325

Total Sweden		5,461,902

Switzerland | 4.2%
Burckhardt Compression Holding AG	3,443	679,196
Dufry Group (a)	9,485	761,931
Swissquote Group Holding SA	15,493	675,174
Tecan AG	9,712	745,624

Total Switzerland		2,861,925

United Kingdom | 11.0%
Abcam PLC	45,408	867,534
Chemring Group PLC	25,749	1,293,743
CPP Group PLC	171,176	681,868
Dignity PLC	91,865	861,523
Hampson Industries PLC	566,233	519,851
Healthcare Locums PLC	272,547	744,462
IG Group Holdings PLC	209,869	1,280,911
Intertek Group PLC	60,968	1,348,925

Total United Kingdom		7,598,817

Total Common Stocks
(Identified cost $62,353,739)		66,266,164

Preferred Stock | 1.2%
Germany | 1.2%

Fuchs Petrolub AG (Identified cost $636,176)	8,885	856,838

Description	Shares	Value

Short-Term Investment | 1.8%
State Street Institutional Treasury Money Market Fund (Identified cost $1,217,028)	1,217,028	$1,217,028

Total Investments | 99.1%
(Identified cost $64,206,943) (b)		$68,340,030
Cash and Other Assets in Excess of Liabilities | 0.9%		630,781

Net Assets | 100.0%		$68,970,811

Description	Shares	Value

Lazard Global Listed Infrastructure Portfolio
Common Stocks | 96.5%
Australia | 27.4%
APA Group	297,773	$972,775
ConnectEast Group	7,003,310	2,891,965
DUET Group	2,580,000	4,237,892
Envestra, Ltd.	1,971,832	922,820
Intoll Group	5,464,530	5,616,269
Macquarie Atlas Roads Group (a)	1,167,226	1,006,839
MAp Group	335,094	950,172
SP Ausnet	2,836,589	2,355,711
Spark Infrastructure Group (e)	2,949,500	3,261,464
Transurban Group	804,860	3,729,828

Total Australia		25,945,735

Austria | 1.0%
Flughafen Wien AG	19,769	983,131

Germany | 5.1%
Fraport AG	91,535	4,819,785

Italy | 23.0%
Atlantia SpA	159,057	3,712,269
Autostrada Torino-Milano SpA	343,862	4,830,149
Digital Multimedia Technologies SpA (a)	43,237	932,033
Hera SpA	1,416,778	3,331,529
Snam Rete Gas SpA	189,447	960,177
Societa Iniziative Autostradali e Servizi SpA	561,833	5,186,671
Terna SpA	648,675	2,805,817

Total Italy		21,758,645

Japan | 9.3%
East Japan Railway Co.	5,222	363,066
Osaka Gas Co., Ltd.	1,049,000	3,758,851
Tokyo Gas Co., Ltd.	852,000	3,754,669
West Japan Railway Co.	280	964,381

Total Japan		8,840,967

Mexico | 2.3%
Grupo Aeroportuario del Centro Norte SAB de CV	981,000	1,856,670
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	83,130	308,819

Total Mexico		2,165,489

Description	Shares	Value

South Korea | 3.0%
Macquarie Korea Infrastructure Fund	676,600	$2,867,380

Spain | 7.6%
Enagas SA	87,343	1,914,061
Red Electrica Corporacion SA	98,467	5,284,537

Total Spain		7,198,598

Switzerland | 3.2%
Flughafen Zuerich AG	8,507	3,025,536

United Kingdom | 3.1%
Northumbrian Water Group PLC	230,213	989,004
Pennon Group PLC	121,553	963,786
Severn Trent PLC	53,084	962,631

Total United Kingdom		2,915,421

United States | 11.5%
American Electric Power Co., Inc.	27,200	929,696
California Water Service Group	25,200	947,772
Consolidated Edison, Inc.	21,070	938,458
MGE Energy, Inc.	26,700	944,112
Northeast Utilities	34,300	948,052
PG&E Corp.	43,200	1,832,544
Southern Co.	28,000	928,480
Westar Energy, Inc.	32,050	714,715
Wisconsin Energy Corp.	37,100	1,833,111
Xcel Energy, Inc.	43,900	930,680

Total United States		10,947,620

Total Common Stocks
(Identified cost $92,114,819)		91,468,307

Short-Term Investment | 3.6%
State Street Institutional Treasury Money Market Fund (Identified cost $3,372,444)	3,372,444	3,372,444

Total Investments | 100.1%
(Identified cost $95,487,263) (b)		$94,840,751
Liabilities in Excess of Cash and
Other Assets | (0.1)%		(61,795)

Net Assets | 100.0%		$94,778,956

Lazard Global Listed Infrastructure Portfolio (concluded)

Forward Currency Purchase Contracts open at March 31, 2010:

Forward Currency Purchase Contracts	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation

AUD	06/16/10	33,735	$30,512	$30,680	$168	$-
GBP	06/16/10	207,146	309,787	314,366	4,579	-
KRW	06/22/10	295,191,000	260,482	260,133	-	349
KRW	06/22/10	296,088,000	260,698	260,923	225	-
MXN	06/16/10	1,476,501	116,913	119,121	2,208	-
MXN	06/16/10	2,434,534	192,740	196,413	3,673	-

Total Forward Currency Purchase Contracts			$1,171,132	$1,181,636	$10,853	$349

Forward Currency Sale Contracts open at March 31, 2010:

Forward Currency Sale Contracts	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation

AUD	06/16/10	23,312,932	$21,137,369	$21,201,548	$-	$64,179
AUD	06/16/10	4,484,948	4,019,635	4,078,759	-	59,124
CHF	06/16/10	2,435,107	2,278,612	2,314,141	-	35,529
CHF	06/16/10	366,603	343,091	348,392	-	5,301
CHF	06/16/10	191,040	180,192	181,550	-	1,358
CHF	06/16/10	69,093	64,573	65,660	-	1,087
EUR	06/16/10	3,585,401	4,786,761	4,849,442	-	62,681
EUR	06/16/10	801,728	1,069,305	1,084,379	-	15,074
EUR	06/16/10	1,394,159	1,909,161	1,885,673	23,488	-
EUR	06/16/10	19,713,106	26,944,858	26,663,005	281,853	-
GBP	06/16/10	426,445	632,619	647,175	-	14,556
GBP	06/16/10	1,670,120	2,525,222	2,534,580	-	9,358
JPY	06/16/10	141,945,466	1,529,435	1,520,355	9,080	-
JPY	06/16/10	670,969,961	7,420,674	7,186,650	234,024	-
KRW	06/22/10	343,778,250	301,296	302,950	-	1,654
KRW	06/22/10	296,462,550	261,546	261,253	293	-
KRW	06/22/10	3,131,330,178	2,764,361	2,759,439	4,922	-
MXN	06/16/10	27,676,479	2,180,968	2,232,874	-	51,906
MXN	06/16/10	1,394,183	109,575	112,479	-	2,904
MXN	06/16/10	1,498,127	118,166	120,865	-	2,699

Total Forward Currency Sale Contracts			$80,577,419	$80,351,169	553,660	327,410

Gross unrealized appreciation/depreciation on Forward Currency Purchase and Sale Contracts					$564,513	$327,759

Description	Shares	Value

Lazard Emerging Markets Equity Portfolio
Common Stocks | 92.1%
Brazil | 16.2%
Banco do Brasil SA	26,350,200	$442,293,964
Cielo SA	44,510,200	419,234,599
Companhia de Concessoes Rodoviarias	6,215,900	138,030,135
Companhia Energetica de Minas Gerais SA Sponsored ADR	7,429,999	123,635,183
Companhia Siderurgica Nacional SA Sponsored ADR	2,676,044	106,854,437
Natura Cosmeticos SA	7,388,700	149,988,512
Redecard SA	24,472,030	452,739,780
Souza Cruz SA	6,486,165	226,132,218
Vale SA Sponsored ADR	5,565,800	179,163,102

Total Brazil		2,238,071,930

Canada | 1.3%
First Quantum Minerals, Ltd.	2,164,600	178,108,228

China | 1.3%
NetEase.com, Inc. Sponsored ADR (a)	5,138,700	182,269,689

Egypt | 3.7%
Commercial International Bank	11,524,460	136,049,746
Eastern Tobacco	2,971,848	67,468,398
Egyptian Company for Mobile
Services	1,930,175	75,019,515
Orascom Construction Industries	4,768,733	228,909,577

Total Egypt		507,447,236

France | 0.7%
CFAO SA (a)	2,498,514	93,105,742

Hong Kong | 0.7%
Shougang Concord International
Enterprises Co., Ltd.	425,006,900	89,771,880

India | 4.5%
Bank of India	14,237,430	107,506,153
Infosys Technologies, Ltd.
Sponsored ADR	1,577,608	92,842,231
Jindal Steel & Power, Ltd.	7,652,183	119,908,915
Punjab National Bank, Ltd.	13,319,461	299,409,735

Total India		619,667,034

Indonesia | 5.7%
PT Bank Mandiri Tbk	330,097,350	194,078,886

Description	Shares	Value

PT Indofood Sukses Makmur Tbk	125,927,700	$52,242,109
PT Semen Gresik Persero Tbk	131,436,500	101,475,564
PT Tambang Batubara Bukit Asam Tbk	48,834,500	93,380,988
PT Telekomunikasi Indonesia Tbk Sponsored ADR	6,274,711	224,383,665
PT United Tractors Tbk	59,490,051	119,967,299

Total Indonesia		785,528,511

Israel | 2.2%
Cellcom Israel, Ltd.	1,101,719	37,645,738
Delek Automotive Systems, Ltd.	2,232,541	27,787,834
Israel Chemicals, Ltd.	17,855,655	241,570,114

Total Israel		307,003,686

Malaysia | 0.6%
British American Tobacco
Malaysia Berhad	5,623,000	76,088,050

Mexico | 6.7%
America Movil SAB de CV ADR, Series L	5,128,600	258,173,724
Desarrolladora Homex SA de CV ADR (a)	3,160,658	89,383,408
Fomento Economico Mexicano
SAB de CV Sponsored ADR	3,823,845	181,747,353
Grupo Mexico SAB de CV, Series B	47,845,293	128,129,221
Grupo Televisa SA Sponsored ADR	8,627,100	181,341,642
Kimberly-Clark de Mexico SAB de CV, Series A	15,959,665	90,229,953

Total Mexico		929,005,301

Pakistan | 0.8%
Oil & Gas Development Co., Ltd.	14,517,449	22,400,078
Pakistan Petroleum, Ltd.	37,015,593	85,995,155

Total Pakistan		108,395,233

Philippines | 1.8%
Philippine Long Distance
Telephone Co. Sponsored ADR	4,778,810	254,614,997

Russia | 6.9%
Magnit OJSC Sponsored GDR (e)	6,169,065	114,251,084
Mobile TeleSystems Sponsored ADR	3,554,026	197,248,443
OAO LUKOIL Sponsored ADR	5,681,650	322,149,555
Oriflame Cosmetics SA SDR	1,558,221	97,110,967

Description	Shares	Value

Lazard Emerging Markets Equity Portfolio (concluded)
TNK-BP Holding	45,430,352	$95,403,739
Uralkali Sponsored GDR	5,902,685	123,897,358

Total Russia		950,061,146

South Africa | 14.4%
Kumba Iron Ore, Ltd.	4,695,077	227,477,971
Massmart Holdings, Ltd.	7,766,406	115,700,390
Murray & Roberts Holdings, Ltd.	29,776,029	176,969,871
Nedbank Group, Ltd.	15,852,428	304,697,432
Pretoria Portland Cement Co., Ltd.	31,064,133	145,858,019
Sanlam, Ltd.	96,624,863	329,920,761
Shoprite Holdings, Ltd.	9,249,559	92,320,980
Standard Bank Group, Ltd.	16,744,244	263,448,136
Tiger Brands, Ltd.	8,649,164	217,780,220
Truworths International, Ltd.	15,776,907	113,283,987

Total South Africa		1,987,457,767

South Korea | 10.8%
Hite Brewery Co., Ltd.	718,590	90,502,519
Korea Life Insurance Co., Ltd.	13,152,200	101,827,984
KT&G Corp.	4,436,670	245,468,684
NHN Corp. (a)	1,521,527	242,056,529
Samsung Electronics Co., Ltd.	383,172	277,020,368
Shinhan Financial Group Co., Ltd.	8,978,340	352,721,917
Woongjin Coway Co., Ltd.	5,565,987	172,422,859

Total South Korea		1,482,020,860

Taiwan | 5.0%
Advanced Semiconductor
Engineering, Inc.	107,431,361	98,101,564
Hon Hai Precision Industry Co., Ltd.	52,359,711	226,697,533
HTC Corp.	12,540,350	146,497,571
Taiwan Semiconductor Manufacturing Co., Ltd.	109,175,284	211,420,114

Total Taiwan		682,716,782

Thailand | 1.8%
Banpu Public Co., Ltd.	7,138,800	136,439,722
Kasikornbank Public Co., Ltd.	35,390,000	112,731,405

Total Thailand		249,171,127

Turkey | 7.0%
Akbank TAS	38,534,399	248,813,777
Koc Holding AS	48,344,200	165,633,233
Turkcell Iletisim Hizmetleri AS	23,867,789	145,463,382
Turkiye Is Bankasi AS	39,267,100	123,150,319

Description	Shares	Value

Turkiye Is Bankasi AS, C Shares	86,856,392	$282,701,747

Total Turkey		965,762,458

Total Common Stocks (Identified cost $10,141,122,731)		12,686,267,657

Preferred Stocks | 3.8%
Brazil | 3.8%
AES Tiete SA	1,151,602	12,498,056
Eletropaulo Metropolitana SA, B Shares	3,722,200	81,608,557
Fertilizantes Fosfatados SA (a)	3,060,500	29,239,405
Usinas Siderurgicas de Minas Gerais SA, A Shares	11,531,100	395,014,824

Total Brazil (Identified cost $376,915,518)		518,360,842

Short-Term Investment | 2.3%
State Street Institutional Treasury Money Market Fund (Identified cost $312,786,603)	312,786,603	312,786,603

Total Investments | 98.2%
(Identified cost $10,830,824,852) (b)		$13,517,415,102
Cash and Other Assets in Excess of Liabilities | 1.8%		253,684,748

Net Assets | 100.0%		$13,771,099,850

Description	Shares	Value

Lazard Developing Markets Equity Portfolio
Common Stocks | 97.1%
Brazil | 17.9%
Banco Bradesco SA Sponsored ADR	72,715	$1,340,137
Cia Hering	71,150	1,400,315
Cyrela Brazil Realty SA	91,600	1,084,767
Fibria Celulose SA Sponsored
ADR (a)	41,874	916,203
Itau Unibanco Holding SA ADR	39,341	865,109
M Dias Branco SA	19,200	476,127
MRV Engenharia e Participacoes
SA	121,830	850,176
Net Servicos de Comunicacao SA
ADR (a)	50,240	650,608
Petroleo Brasileiro SA Sponsored
ADR	16,135	638,785
Tivit Terceirizacao de Tecnologia
e Servicos SA	71,730	717,966
Totvs SA	18,950	1,193,359
Ultrapar Participacoes SA
Sponsored ADR	21,929	1,062,021
Vale SA Sponsored ADR	45,900	1,477,521

Total Brazil		12,673,094

Canada | 2.0%
Pacific Rubiales Energy Corp. (a)	72,900	1,416,154

China | 9.9%
China Construction Bank Corp.	1,777,100	1,453,403
China Merchants Bank Co., Ltd.,
Class H	610,206	1,650,427
China National Materials Co., Ltd.,
Class H	1,725,740	1,149,122
China Petroleum & Chemical
Corp. ADR	10,930	898,883
NetEase.com, Inc. Sponsored
ADR (a)	38,270	1,357,437
Parkson Retail Group, Ltd.	304,700	522,730

Total China		7,032,002

Egypt | 1.4%
Commercial International Bank
Sponsored GDR	82,753	968,210

Hong Kong | 2.9%
AAC Acoustic Technologies
Holdings, Inc.	598,200	1,000,050

Description	Shares	Value

China State Construction
International Holdings, Ltd.	2,732,600	$1,066,397

Total Hong Kong		2,066,447

Hungary | 1.0%
MOL Hungarian Oil and Gas Nyrt. (a)	6,700	685,480

India | 2.7%
HDFC Bank, Ltd. ADR	5,130	715,071
ICICI Bank, Ltd. Sponsored ADR	28,110	1,200,297

Total India		1,915,368

Indonesia | 3.9%
PT Bank Rakyat Indonesia	1,450,200	1,314,814
PT Perusahaan Gas Negara	3,090,210	1,443,309

Total Indonesia		2,758,123

Kazakhstan | 3.8%
Halyk Savings Bank of
Kazakhstan JSC GDR (a)	85,302	929,792
KazMunaiGas Exploration
Production GDR	29,104	717,334
Zhaikmunai LP GDR (a)	116,417	1,018,649

Total Kazakhstan		2,665,775

Luxembourg | 0.7%
Millicom International Cellular SA	5,963	531,601

Malaysia | 1.5%
Genting Berhad	531,200	1,074,776

Mexico | 3.0%
Corporacion GEO SAB de CV,
Series B (a)	403,836	1,224,859
Grupo Financiero Banorte SAB de
CV	200,502	889,336

Total Mexico		2,114,195

Pakistan | 1.5%
Oil & Gas Development Co., Ltd.	672,840	1,038,176

Peru | 1.2%
Credicorp, Ltd.	10,075	888,414

Philippines | 1.7%
SM Investments Corp.	146,350	1,198,263

Description	Shares	Value

Lazard Developing Markets Equity Portfolio (concluded)
Qatar | 1.5%
Qatar Electricity & Water Co.	38,153	$1,079,308

Russia | 10.2%
Eurasia Drilling Co., Ltd. GDR	59,449	1,111,696
Gazprom OAO Sponsored ADR	50,660	1,188,990
Rosneft Oil Co. GDR (a)	158,184	1,254,399
Sberbank	286,090	838,244
Uralkali Sponsored GDR	34,009	713,849
VTB Bank OJSC GDR	260,210	1,441,564
X5 Retail Group NV GDR (a)	19,090	664,332

Total Russia		7,213,074

South Africa | 7.0%
Exxaro Resources, Ltd.
Sponsored ADR	53,300	914,095
Gold Fields, Ltd. Sponsored ADR	68,679	866,729
MTN Group, Ltd.	60,667	932,858
Murray & Roberts Holdings, Ltd.	143,428	852,445
Standard Bank Group, Ltd.	88,751	1,396,378

Total South Africa		4,962,505

South Korea | 3.8%
LG Telecom, Ltd.	104,075	710,114
Samsung Electronics Co., Ltd.	1,670	1,207,353
Samsung Engineering Co., Ltd.	7,370	762,111

Total South Korea		2,679,578

Taiwan | 11.3%
Cathay Financial Holding Co., Ltd.	677,000	1,129,825
Hon Hai Precision Industry Co.,
Ltd. GDR	152,723	1,400,470
RichTek Technology Corp.	96,000	1,027,772
Synnex Technology International
Corp.	471,000	1,038,164
Tripod Technology Corp.	425,000	1,438,614
Wistron Corp. GDR	64,764	1,176,697
Yuanta Financial Holding Co., Ltd.	1,379,000	827,192

Total Taiwan		8,038,734

Thailand | 0.8%
PTT Exploration & Production
Public Co., Ltd.	131,990	606,170

Turkey | 4.9%
BIM Birlesik Magazalar AS	13,230	688,631
Tofas Turk Otomobil Fabrikasi AS	296,631	1,114,016

Description	Shares	Value

Turkiye Garanti Bankasi AS ADR	360,860	$1,688,103

Total Turkey		3,490,750

United Kingdom | 1.2%
Cairn Energy PLC (a)	137,666	871,146

United States | 1.3%
NII Holdings, Inc. (a)	21,392	891,191

Total Common Stocks
(Identified cost $61,429,593)		68,858,534

Short-Term Investment | 1.0%
State Street Institutional Treasury
Money Market Fund
(Identified cost $717,809)	717,809	717,809

Total Investments | 98.1%
(Identified cost $62,147,402) (b)		$69,576,343
Cash and Other Assets in Excess
of Liabilities | 1.9%		1,352,078

Net Assets | 100.0%		$70,928,421

Description	Principal Amount (000)	Value

Lazard U.S. High Yield Portfolio

Corporate Bonds | 96.1%

Aerospace & Defense | 1.2%
BE Aerospace, Inc.,
8.50%, 07/01/18	$525	$560,438
Bombardier, Inc.,
8.00%, 11/15/14 (e)	550	576,125

		1,136,563

Apparel & Textiles | 0.6%
Levi Strauss & Co.,
9.75%, 01/15/15	550	576,125

Automotive | 3.7%
ArvinMeritor, Inc.,
8.125%, 09/15/15	215	207,475
Ford Motor Credit Co.,
7.00%, 10/01/13	1,250	1,293,420
GMAC LLC,,
6.75%, 12/01/14	165	164,175
Navistar International Corp.,
8.25%, 11/01/21	825	841,500
The Goodyear Tire & Rubber Co.,
10.50%, 05/15/16	950	1,026,000

		3,532,570

Building Materials | 3.7%
Legrand SA,
8.50%, 02/15/25	925	1,071,729
Masco Corp.,
6.125%, 10/03/16	900	897,450
Owens Corning, Inc.,
9.00%, 06/15/19	725	854,345
USG Corp.,
9.50%, 01/15/18	675	682,594

		3,506,118

Cable Television | 5.7%
Cablevision Systems Corp.,
8.00%, 04/15/12	725	774,844
Cequel Communications Holdings
LLC,
8.625%, 11/15/17 (e)	900	924,750
EchoStar DBS Corp.,
6.625%, 10/01/14	810	816,075
Kabel Deutschland GmbH,
10.625%, 07/01/14	350	367,062

Description	Principal Amount (000)	Value

Mediacom Broadband LLC,
8.50%, 10/15/15	$875	$894,687
Mediacom LLC,
9.125%, 08/15/19 (e)	175	180,469
Videotron Ltee,
6.875%, 01/15/14	525	532,875
Virgin Media Finance PLC,
9.125%, 08/15/16	900	956,250

		5,447,012

Chemicals | 1.5%
Momentive Performance Materials,
Inc.,
9.75%, 12/01/14	275	275,000
Mosaic Global Holdings, Inc.,
7.30%, 01/15/28	775	829,900
Terra Capital, Inc.,
7.75%, 11/01/19 (e)	275	332,063

		1,436,963

Computer Services | 0.6%
SunGard Data Systems, Inc.,
10.25%, 08/15/15	564	592,905

Diversified | 2.1%
General Cable Corp.,
7.125%, 04/01/17	439	435,159
Leucadia National Corp.,
7.00%, 08/15/13	950	985,625
SPX Corp.,
7.625%, 12/15/14	535	559,743

		1,980,527

Electric Generation | 2.7%
AES Corp.,
7.75%, 03/01/14	900	920,250
Edison Mission Energy,
7.50%, 06/15/13	675	585,562
NRG Energy, Inc.,
7.375%, 01/15/17	600	594,000
RRI Energy, Inc.,
6.75%, 12/15/14	525	523,688

		2,623,500

Electronics | 1.5%
Amkor Technologies, Inc.,
9.25%, 06/01/16	925	975,875

Description	Principal Amount (000)	Value

Lazard U.S. High Yield Portfolio (continued)
Freescale Semiconductor, Inc.,
8.875%, 12/15/14	$225	$214,875
NXP BV,
7.875%, 10/15/14	250	243,750

		1,434,500

Energy Exploration & Production | 4.4%
Chesapeake Energy Corp.,
6.375%, 06/15/15	800	786,000
Denbury Resources, Inc.,
9.75%, 03/01/16	590	649,000
Mariner Energy, Inc.,
11.75%, 06/30/16	500	561,250
OPTI Canada, Inc.,
8.25%, 12/15/14	325	305,500
PetroHawk Energy Corp.,
9.125%, 07/15/13	900	939,375
Plains Exploration & Production
Co.,
7.75%, 06/15/15	950	963,062

		4,204,187

Energy Services | 2.7%
Compagnie Generale de
Geophysique,
7.50%, 05/15/15	875	877,187
Expro Finance Luxembourg SCA,
8.50%, 12/15/16 (e)	700	707,000
Tesoro Corp.,
6.50%, 06/01/17	1,050	966,000

		2,550,187

Environmental | 0.9%
Browning-Ferris Industries, Inc.,
7.40%, 09/15/35	775	859,418

Financial Services | 0.0%
Finance One PLC,
0.00%, 04/01/10 (a), (d)	20,000	0
Morgan Guarantee Trust,
0.00%, 04/01/10 (a), (d)	10,569	0

		0

Description	Principal Amount (000)	Value

Food & Beverages | 2.1%
Constellation Brands, Inc.,
7.25%, 05/15/17	$700	$717,500
Dean Foods Co.,
7.00%, 06/01/16	800	784,000
NBTY, Inc.,
7.125%, 10/01/15	475	478,563

		1,980,063

Forest & Paper Products | 1.3%
Georgia-Pacific Corp.,
9.50%, 12/01/11	500	547,500
Smurfit Capital Funding PLC,
7.50%, 11/20/25	750	656,250

		1,203,750

Gaming | 6.8%
Ameristar Casinos, Inc.,
9.25%, 06/01/14	990	1,037,025
MGM Mirage, Inc.,
10.375%, 05/15/14 (e)	900	992,250
Mohegan Tribal Gaming Authority,
7.125%, 08/15/14	300	232,500
Peninsula Gaming LLC:
8.375%, 08/15/15 (e)	625	623,437
10.75%, 08/15/17 (e)	225	214,875
Penn National Gaming, Inc.,
8.75%, 08/15/19 (e)	825	837,375
Pinnacle Entertainment, Inc.,
8.625%, 08/01/17 (e)	800	782,000
Scientific Games Corp.:
7.875%, 06/15/16 (e)	525	531,563
9.25%, 06/15/19	250	264,375
Wynn Las Vegas LLC,
6.625%, 12/01/14	1,010	1,007,475

		6,522,875

Gas Distribution | 5.4%
Copano Energy LLC,
7.75%, 06/01/18	700	698,250
El Paso Corp.,
7.00%, 06/15/17	650	663,383
Ferrellgas Partners LP:
8.625%, 06/15/20	800	800,000
8.75%, 06/15/12	684	692,550

Description	Principal Amount (000)	Value

Lazard U.S. High Yield Portfolio (continued)
Inergy LP,
8.75%, 03/01/15	$525	$549,281
MarkWest Energy Partners LP,
8.50%, 07/15/16	500	508,125
Niska Gas Storage US LLC,
8.875%, 03/15/18 (e)	750	766,875
The Williams Cos., Inc.,
8.75%, 03/15/32	407	495,864

		5,174,328

Health Services | 8.7%
Apria Healthcare Group, Inc.,
11.25%, 11/01/14 (e)	550	598,125
Biomet, Inc.,
10.00%, 10/15/17	425	468,562
Community Health Systems, Inc.,
8.875%, 07/15/15	920	952,200
Fresenius US Finance II, Inc.,
9.00%, 07/15/15 (e)	525	585,375
HCA, Inc.,
9.25%, 11/15/16	925	983,391
Health Management Associates, Inc.,
6.125%, 04/15/16	1,000	952,500
HealthSouth Corp.,
10.75%, 06/15/16	515	556,844
Senior Housing Properties Trust,
7.875%, 04/15/15	179	180,342
Service Corp. International,
6.75%, 04/01/16	750	735,000
Tenet Healthcare Corp.,
8.875%, 07/01/19 (e)	1,000	1,082,500
The Cooper Cos., Inc.,
7.125%, 02/15/15	525	521,719
Ventas Realty LP,
6.50%, 06/01/16	650	664,225

		8,280,783

Hotels | 1.9%
Host Hotels & Resorts, Inc.,
7.125%, 11/01/13	850	864,875
Wyndham Worldwide Corp.,
6.00%, 12/01/16	1,000	990,644

		1,855,519

Description	Principal Amount (000)	Value

Leisure & Entertainment | 2.4%
AMC Entertainment, Inc.:
8.00%, 03/01/14	$497	$500,106
8.75%, 06/01/19	200	210,000
Royal Caribbean Cruises, Ltd.:
7.25%, 06/15/16	330	325,875
8.00%, 05/15/10	400	402,500
Speedway Motorsports, Inc.,
6.75%, 06/01/13	875	875,000

		2,313,481

Machinery | 1.5%
Case New Holland, Inc.:
7.125%, 03/01/14	650	658,125
7.75%, 09/01/13 (e)	200	207,500
Terex Corp.,
10.875%, 06/01/16	550	609,125

		1,474,750

Media | 2.2%
Clear Channel Worldwide
Holdings, Inc.,
9.25%, 12/15/17 (e)	1,000	1,045,000
WMG Acquisition Corp.,
9.50%, 06/15/16 (e)	945	1,009,969

		2,054,969

Metals & Mining | 2.5%
Alcoa, Inc.,
5.72%, 02/23/19	650	631,905
Arch Western Finance LLC,
6.75%, 07/01/13	775	777,906
Century Aluminum Co.,
8.00%, 05/15/14	202	200,485
Freeport-McMoRan Copper & Gold, Inc.:
8.25%, 04/01/15	650	707,688
8.375%, 04/01/17	100	111,250

		2,429,234

Packaging | 1.1%
Reynolds Group DL Escrow, Inc.,
7.75%, 10/15/16 (e)	1,000	1,027,500

Description	Principal Amount (000)	Value

Lazard U.S. High Yield Portfolio (continued)

Printing & Publishing | 1.9%
Deluxe Corp.,
7.375%, 06/01/15	$1,005	$1,005,000
The McClatchy Co.,
11.50%, 02/15/17 (e)	750	765,938

		1,770,938

Real Estate | 3.3%
CB Richard Ellis Services, Inc.,
11.625%, 06/15/17	600	672,000
DuPont Fabros Technology LP,
8.50%, 12/15/17 (e)	1,000	1,030,000
Forest City Enterprises, Inc.,
7.625%, 06/01/15	475	441,750
Icahn Enterprises LP:
7.75%, 01/15/16 (e)	500	481,250
8.00%, 01/15/18 (e)	500	481,875

		3,106,875

Restaurants | 1.3%
Landry’s Restaurants, Inc.,
11.625%, 12/01/15 (e)	575	618,125
Wendy’s/Arby’s Restaurants LLC,
10.00%, 07/15/16	600	645,000

		1,263,125

Retail | 4.2%
AutoNation, Inc.,
7.00%, 04/15/14	650	672,750
Ingles Markets, Inc.,
8.875%, 05/15/17	925	966,625
QVC, Inc.,
7.50%, 10/01/19 (e)	1,000	1,020,000
Saks, Inc.,
9.875%, 10/01/11	585	615,712
Stater Brothers Holdings, Inc.,
8.125%, 06/15/12	775	778,875

		4,053,962

Steel-Producers | 2.0%
AK Steel Corp.,
7.75%, 06/15/12	625	628,125
Steel Dynamics, Inc.:
7.375%, 11/01/12	540	561,600
7.75%, 04/15/16	264	275,880

Description	Principal Amount (000)	Value

United States Steel Corp.,
6.05%, 06/01/17	$475	$457,188

		1,922,793

Support Services | 3.7%
ARAMARK Corp.,
8.50%, 02/01/15	600	613,500
Avis Budget Car Rental LLC:
7.625%, 05/15/14	640	633,600
7.75%, 05/15/16	410	401,800
Expedia, Inc.,
8.50%, 07/01/16	375	416,250
Hertz Corp.,
8.875%, 01/01/14	650	667,875
Ticketmaster Entertainment, Inc.,
10.75%, 08/01/16	350	390,250
West Corp.,
11.00%, 10/15/16	350	371,000

		3,494,275

Telecommunications | 9.7%
Cincinnati Bell, Inc.,
8.25%, 10/15/17	850	860,625
Citizens Communications Co.,
6.25%, 01/15/13	1,000	1,010,000
Cricket Communications, Inc.,
7.75%, 05/15/16	750	778,125
Equinix, Inc.,
8.125%, 03/01/18	325	336,375
Intelsat Corp.,
9.25%, 08/15/14	375	384,375
Intelsat Jackson Holdings, Ltd.,
11.25%, 06/15/16	350	378,875
Level 3 Financing, Inc.,
9.25%, 11/01/14	650	633,750
Qwest Corp.,
7.875%, 09/01/11	800	848,000
Rogers Wireless Communications, Inc.,
9.625%, 05/01/11	1,000	1,083,903
Sprint Capital Corp.,
6.90%, 05/01/19	1,225	1,120,875
Wind Acquisition Finance SA,
11.75%, 07/15/17 (e)	800	884,000
Windstream Corp.,
8.625%, 08/01/16	900	920,250

		9,239,153

Description	Principal Amount (000)	Value

Lazard U.S. High Yield Portfolio (concluded)

Transportation | 2.8%
Kansas City Southern Railway Co.,
13.00%, 12/15/13	$500	$595,000
Stena AB,
7.50%, 11/01/13	975	999,375
Teekay Corp.,
8.50%, 01/15/20	1,000	1,045,000

		2,639,375

Total Corporate Bonds
(Identified cost $87,685,899)		91,688,323

Description	Shares	Value

Warrant | 0.0%

Cable Television | 0.0%
Ono Finance PLC,
03/16/11
(Identified cost $64,841) (a), (e)	470	5

Short-Term Investment | 2.2%
State Street Institutional Treasury
Money Market Fund
(Identified cost $2,082,238)	2,082,238	2,082,238

Total Investments | 98.3%
(Identified cost $89,832,978) (b)		$93,770,566

Cash and Other Assets in Excess
of Liabilities | 1.7%		1,599,068

Net Assets | 100.0%		$95,369,634

Description	Shares	Value

Lazard Capital Allocator Opportunistic Strategies Portfolio

Exchange-Traded Funds | 91.5%
iPath S&P 500 VIX Short-Term
Futures ETN (a)	113,500	$2,384,635
IQ ARB Merger Arbitrage ETF	96,200	2,504,086
iShares Barclays MBS Bond Fund	159,900	17,117,295
iShares Dow Jones US Broker-
Dealers Index Fund	153,300	4,335,324
iShares iBoxx $ Investment Grade
Corporate Bond Fund	121,500	12,846,195
iShares JPMorgan USD Emerging
Markets Bond Fund	63,200	6,585,440
iShares MSCI Brazil Index Fund	115,200	8,485,632
iShares S&P Global Consumer
Staples Index Fund	215,200	12,666,672
iShares S&P Global Healthcare
Sector Index Fund	233,000	12,227,840
iShares S&P Global Materials
Index Fund	165,000	10,492,350
iShares S&P Global Utilities Index
Fund	49,000	2,238,810
Market Vectors Agribusiness ETF	160,200	7,239,438
PowerShares Dynamic Oil & Gas
Services Portfolio	302,400	5,037,984
PowerShares Global Listed
Private Equity Portfolio	461,000	4,563,900
PowerShares Global Water
Portfolio	587,100	10,573,671
Rydex S&P Equal Weight
Industrial ETF	96,700	4,616,458
SPDR Barclays Capital
Convertible Securities ETF	182,000	7,125,300
SPDR Barclays Capital High Yield
Bond ETF	178,000	7,082,620
SPDR Gold Trust (a)	153,300	16,702,035
SPDR S&P Biotech ETF	167,500	10,041,625
Vanguard Information Technology
Index ETF	321,300	18,050,634
Vanguard Pacific ETF	87,900	4,797,582
Vanguard Short-Term Corporate
Bond ETF	114,500	8,730,625
WisdomTree Dreyfus Emerging
Currency Fund (a)	254,700	5,661,981

Total Exchange-Traded Funds
(Identified cost $184,611,160)		202,108,132

Closed-End Management Investment Companies | 5.8%
MFS Multimarket Income Trust	1,265,000	8,412,250

Description	Shares	Value

Royce Value Trust, Inc. (a)	380,000	$4,499,200

Total Closed-End
Management Investment
Companies
(Identified cost $11,866,193)		12,911,450

Short-Term Investment | 2.4%
State Street Institutional Treasury
Money Market Fund
(Identified cost $5,246,681)	5,246,681	5,246,681

Total Investments | 99.7%
(Identified cost $201,724,034) (b)		$220,266,263
Cash and Other Assets in Excess
of Liabilities | 0.3%		557,363

Net Assets | 100.0%		$220,823,626

Lazard Capital Allocator Opportunistic Strategies Portfolio (concluded)

Equity Swap Contract open at March 31, 2010:

Currency	Notional	Expiration	Counterparty	Pay	Receive	Unrealized Appreciation

USD	4,171,763	03/02/11	Goldman Sachs International	1 Month USD LIBOR plus 0.2356%	Equity Basket	$62,805

(a)	Non-income producing security.

(b)	For federal income tax purposes, the aggregate cost, aggregate gross unrealized appreciation, aggregate gross unrealized depreciation and the net unrealized appreciation (depreciation) are as follows:

Portfolio	Aggregate Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

U.S. Equity Value	$9,334,106	$1,206,950	$423,572	$783,378
U.S. Strategic Equity	65,971,970	11,446,457	230,456	11,216,001
U.S. Mid Cap Equity	190,334,876	39,938,693	2,059,435	37,879,258
U.S. Small-Mid Cap Equity	68,133,695	14,822,912	956,826	13,866,086
International Equity	136,654,996	18,433,483	5,478,742	12,954,741
International Equity Select	7,443,174	1,151,188	229,386	921,802
International Strategic Equity	328,619,231	48,634,327	9,502,316	39,132,011
International Small Cap Equity	64,206,943	10,578,401	6,445,314	4,133,087
Global Listed Infrastructure	95,487,263	1,604,958	2,251,470	(646,512)
Emerging Markets Equity	10,830,824,852	2,812,296,262	125,706,012	2,686,590,250
Developing Markets Equity	62,147,402	8,346,101	917,160	7,428,941
U.S. High Yield	89,832,978	5,189,527	1,251,939	3,937,588
Capital Allocator Opportunistic Strategies	201,724,034	20,800,842	2,258,613	18,542,229

(c) Received from in-kind subscription; security valued at zero.

(d) Bankrupt issuer; security valued at zero; principal amount denominated in respective country’s currency.

(e)

Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.” At March 31, 2010, these securities amounted to 3.4%, 0.8% and 19.2% of net assets of Lazard Global Listed Infrastructure Portfolio, Lazard Emerging Markets Equity Portfolio and Lazard U.S. High Yield Portfolio, respectively, and are considered to be liquid. .

Security Abbreviations:
ADR — American Depositary Receipt
ETF — Exchange-Traded Fund
ETN — Exchange-Traded Note
GDR — Global Depositary Receipt
LIBOR — London Interbank Offered Rate
REIT — Real Estate Investment Trust
SDR — Swedish Depositary Receipt

Currency Abbreviations:
AUD — Australian Dollar	JPY — Japanese Yen
CHF — Swiss Franc	KRW — South Korean Won
EUR — Euro	MXN — Mexican New Peso
GBP — British Pound	USD — United States Dollar

Portfolio holdings by industry (as percentage of net assets), for those Portfolios previously presented by country:

Industry	Lazard International Equity Portfolio	Lazard International Equity Select Portfolio	Lazard International Strategic Equity Portfolio	Lazard International Small Cap Equity Portfolio	Lazard Global Listed Infrastructure Portfolio	Lazard Emerging Markets Equity Portfolio	Lazard Developing Markets Equity Portfolio

Agriculture	1.2%	1.0%	-%	-%	-%	2.9%	1.0%
Airport Development & Maintenance	-	-	-	-	12.6	-	-
Alcohol & Tobacco	4.6	7.2	8.3	1.0	-	5.1	-
Apparel & Textiles	-	-	-	-	-	-	2.0
Automotive	3.1	-	3.3	1.1	-	-	1.6
Banking	14.3	11.8	16.1	1.5	-	18.3	24.8
Building Materials	-	-	-	-	-	1.1	-
Cable Television	-	-	2.4	-	-	-	0.9
Chemicals	-	-	1.5	2.6	-	-	-
Commercial Services	4.7	1.4	3.2	15.2	-	3.9	-
Computer Software	1.0	2.5		2.4	-	3.1	3.6
Construction & Engineering	1.2	-	3.3	3.1	-	2.9	3.8
Consumer Products	-	-	-	2.0	-	3.0	-
Diversified	-	-	-	-	-	1.2	-
Electric	0.9	-	1.2	-	32.9	1.6	1.5
Energy Exploration & Production	0.8	1.0	1.1	-	-	0.8	8.0
Energy Integrated	6.4	8.4	2.8	1.2	-	4.7	8.1
Energy Services	-	-	-	5.0	4.1	-	1.5
Financial Services	2.5	7.8	6.9	3.7	-	8.2	1.2
Food & Beverages	3.5	3.4	2.7	2.1	-	3.3	0.7
Forest & Paper Products	-	-	-	1.1	-	0.6	1.3
Gas Utilities	-	-	-	-	8.9	-	2.0
Health Services	-	-	-	3.2	-	-	-
Housing	2.8	1.5	1.2	3.2	-	1.4	-
Insurance	3.7	4.2	5.2	2.5	-	0.7	1.6
Leisure & Entertainment	3.0	1.0	3.3	1.0	-	1.3	1.5
Manufacturing	6.4	4.3	3.0	12.4	-	1.5	1.6
Medical Products	-	-	-	7.7	-	-	-
Metals & Mining	3.4	4.8	3.0	-	-	9.7	4.6
Pharmaceutical & Biotechnology	9.5	12.5	9.0	3.5	-	-	-
Real Estate	2.2	2.4	2.3	-	-	-	4.5
Retail	4.7	6.4	4.1	6.1	-	3.2	4.3
Semiconductors & Components	3.7	6.6	3.0	4.0	-	4.3	6.6
Technology	1.8	1.4	3.1	3.1	-	0.7	1.0
Technology Hardware	-	1.0	1.5	3.0	1.0	2.7	6.1
Telecommunications	7.4	8.8	3.8	2.2	-	8.7	3.3
Transportation	2.8	-	1.9	3.4	32.9	1.0	-
Water	-	-	-	-	4.1	-	-

Subtotal	95.6	99.4	97.2	97.3	96.5	95.9	97.1
Short-Term Investments	-	0.4	2.6	1.8	3.6	2.3	1.0
Repurchase Agreement	3.8	-	-	-	-	-	-

Total Investments	99.4%	99.8%	99.8%	99.1%	100.1%	98.2%	98.1%

Valuation of Investments:

Market values for securities listed on the New York Stock Exchange (“NYSE”), NASDAQ national market or other U.S. exchanges or markets are generally based on the last reported sales price on the principal exchange or market on which the security is traded, generally as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on each valuation date; securities not traded on the valuation date are valued at the closing bid price. The Lazard Funds, Inc. (the “Fund”) values NASDAQ-traded securities at the NASDAQ Official Closing Price, which may not be the last reported sales price in certain instances. Any securities not listed, for which current over-the-counter market quotations or bids are readily available, are valued at the last quoted bid price or, if available, the mean of two such prices. Except as described below, securities listed on foreign exchanges are valued at the last reported sales price; securities listed on foreign exchanges that are not traded on the valuation date are valued at the last quoted bid price. Equity swap contracts are valued at the Equity Basket price as of the close of regular trading on the NYSE on each valuation date. Forward currency contracts are valued at the current cost of offsetting the contracts.

Bonds and other fixed-income securities that are not exchange-traded are valued on the basis of prices provided by pricing services which are based primarily on institutional trading in similar groups of securities, or by using brokers’ quotations. Debt securities maturing in sixty days or less are valued at amortized cost, except where to do so would not accurately reflect their fair value, in which case such securities are valued at fair value as determined by, or in accordance with procedures approved by, the Board of Directors (the “Board”).

If a significant event materially affecting the value of securities occurs between the close of the exchange or market on which the security is principally traded and the time when a Portfolio’s net asset value is calculated, or when current market quotations otherwise are determined not to be readily available or reliable, such securities will be valued at their fair values as determined by, or in accordance with procedures approved by, the Board. The Valuation Committee of Lazard Asset Management LLC (the “Investment Manager”) may evaluate a variety of factors to determine the fair value of securities for which current market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s analysts will also be considered. The fair value of foreign securities may be determined with the assistance of a pricing service, using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs or futures contracts. The effect of using fair value pricing is that the net asset value of a Portfolio will reflect the affected securities’ values as determined in the judgment of the Board, or its designee, instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different than the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ net asset values.

Fair Value Measurements:

Fair value is defined as the price that a Portfolio would receive to sell an asset, or would pay to transfer a liability, in an orderly transaction between market participants at the date of measurement. Fair Value Measurements and Disclosures provisions of accounting principles generally accepted in the United States of America (“GAAP”) also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurement that is based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer, broadly, to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. Each investment’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the overall fair value measurement. The three-level hierarchy of inputs is summarized below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including unadjusted quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in these securities.

The following tables summarize the valuation of the Portfolios’ investments by each fair value hierarchy level as of March 31, 2010:

Description	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of March 31, 2010

U.S. Equity Value Portfolio

Common Stocks	$10,076,167	$—	$—	$10,076,167
Short-Term Investment	—	41,317	—	41,317

Total	$10,076,167	$41,317	$—	$10,117,484

U.S. Strategic Equity Portfolio

Common Stocks	$77,035,945	$—	$—	$77,035,945
Short-Term Investment	—	152,026	—	152,026

Total	$77,035,945	$152,026	$—	$77,187,971

U.S. Mid Cap Equity Portfolio

Common Stocks	$220,555,295	$—	$—	$220,555,295
Short-Term Investment	—	7,658,839	—	7,658,839

Total	$220,555,295	$7,658,839	$—	$228,214,134

U.S. Small-Mid Cap Equity Portfolio

Common Stocks*	$78,624,781	$—	$—	$78,624,781
Repurchase Agreement	—	3,375,000	—	3,375,000

Total	$78,624,781	$3,375,000	$—	$81,999,781

International Equity Portfolio

Common Stocks	$143,857,737	$—	$—	$143,857,737
Repurchase Agreement	—	5,752,000	—	5,752,000

Total	$143,857,737	$5,752,000	$—	$149,609,737

International Equity Select Portfolio

Common Stocks	$8,331,568	$—	$—	$8,331,568
Short-Term Investment	—	33,408	—	33,408

Total	$8,331,568	$33,408	$—	$8,364,976

International Strategic Equity Portfolio

Common Stocks	$353,385,066	$—	$—	$353,385,066
Preferred Stock	4,696,781	—	—	4,696,781
Short-Term Investment	—	9,669,395	—	9,669,395

Total	$358,081,847	$9,669,395	$—	$367,751,242

International Small Cap Equity Portfolio

Common Stocks**	$66,266,164	$—	$—	$66,266,164
Preferred Stock	856,838	—	—	856,838
Short-Term Investment	—	1,217,028	—	1,217,028

Total	$67,123,002	$1,217,028	$—	$68,340,030

Global Listed Infrastructure Portfolio

Common Stocks	$91,468,307	$—	$—	$91,468,307
Short-Term Investment	—	3,372,444	—	3,372,444
Other Financial Instruments† Forward Currency Contracts	—	236,754	—	236,754

Total	$91,468,307	$3,609,198	$—	$95,077,505

Emerging Markets Equity Portfolio

Common Stocks	$12,686,267,657	$—	$—	$12,686,267,657
Preferred Stocks	518,360,842	—	—	518,360,842
Short-Term Investment	—	312,786,603	—	312,786,603

Total	$13,204,628,499	$312,786,603	$—	$13,517,415,102

Developing Markets Equity Portfolio
Common Stocks	$68,858,534	$—	$—	$68,858,534
Short-Term Investment	—	717,809	—	717,809

Total	$68,858,534	$717,809	$—	$69,576,343

U.S. High Yield Portfolio
Corporate Bonds††	$—	$91,688,323	$—	$91,688,323
Warrant	—	—	5	5
Short-Term Investment	—	2,082,238	—	2,082,238

Total	$—	$93,770,561	$5	$93,770,566

Capital Allocator Opportunistic Strategies Portfolio
Exchange-Traded Funds	$202,108,132	$—	$—	$202,108,132
Closed-End Management Investment Companies	12,911,450	—	—	12,911,450
Short-Term Investment	—	5,246,681	—	5,246,681
Other Financial Instruments†
Equity Swap Contract	—	62,805	—	62,805

Total	$215,019,582	$5,309,486	$—	$220,329,068

*	There was one security characterized as Level 3 which was valued at zero from January 1, 2010 to March 31, 2010. The security was received from in-kind subscriptions with a value of zero.
**	There was one security characterized as Level 3 which was valued at zero from January 1, 2010 to March 31, 2010.
†	Other financial instruments are derivative instruments which are valued at the unrealized appreciation/depreciation on the instruments.
††	There were two securities characterized as Level 3 which were valued at zero from January 1, 2010 to March 31, 2010.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value during the period ended March 31, 2010:

Description	Balance as of December 31, 2009	Accrued Discounts (Premiums)	Realized Loss	Change in Unrealized Appreciation	Purchases	Sales	Net Transfers into Level 3	Net Transfers out of Level 3	Balance as of March 31, 2010	Net Change in Unrealized Appreciation from Investments Still Held at March 31, 2010

U.S. High Yield Portfolio
Preferred Stock	$-	$-	$(1,551)	$1,551	$-	$-	$-	$-	$-	$-
Warrants	5	-	-	-	-	-	-	-	5	-

Total	$5	$-	$(1,551)	$1,551	$-	$-	$-	$-	$5	$-

Effective March 31, 2010, the Fund adopted Financial Accounting Standards Board Accounting Standards Update (ASU) 2010-06, Fair Value Measurements and Disclosures (Topic 820). The ASU amends GAAP to add new requirements for disclosures about transfers into and out of Levels 1 and 2 of the fair value hierarchy. It also clarifies existing fair value disclosure about the level of disaggregation and about inputs and valuation techniques used to measure fair value for investments that fall in either Levels 2 or 3 fair value hierarchy.

Item 2.	Controls and Procedures.

(a)     The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)     There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

          Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Lazard Funds, Inc.

By:	/s/ Charles L. Carroll
Charles L. Carroll
Chief Executive Officer

Date:	May 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Charles L. Carroll
Charles L. Carroll
Chief Executive Officer

Date:	May 28, 2010

By:	/s/ Stephen St. Clair
Stephen St. Clair
Chief Financial Officer

Date:	May 28, 2010